Net fee income	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Net fee income	4Net fee income

	Half-year to
	30 Jun 2025	30 Jun 2024
	£m	£m
Net fee income by product
Funds under management	262	234
Broking income	198	208
Underwriting	176	147
Account services	168	166
Credit facilities	151	148
Global custody	94	85
Remittances	61	52
Corporate finance	51	33
Securities others – (including stock lending)	45	52
Loans granted other than prepayment fees	36	29
Other	274	221
Fee income	1,516	1,375
Less: fee expense	(855)	(721)
Net fee income	661	654

Net fee income by business segment
	CIB	IWPB	Corporate Centre	Total
	£m	£m	£m	£m
Half-year to 30 Jun 2025
Fee income	1,514	296	(294)	1,516
Less: fee expense	(1,074)	(75)	294	(855)
Net fee (expense)/income	440	221	—	661

Half-year to 30 Jun 2024[1]
Fee income	1,416	279	(320)	1,375
Less: fee expense	(960)	(75)	314	(721)
Net fee (expense)/income	456	204	(6)	654
1Comparative information for the prior year has been represented to reflect the group’s revised segment structure, which became effective on 1 January 2025.